CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES
a)    Assets

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2026	2025	2026	2025	2026	2025
Current portion	$5,082	$7,362	$23,397	$22,772	$7,227	$5,923
Non-current portion	27,437	22,671	9,802	10,737	2,204	2,926
	$32,519	$30,033	$33,199	$33,509	$9,431	$8,849
b)    Liabilities

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
	2026	2025	2026	2025	2026	2025
Current portion	$32,903	$32,288	$352	$500	$28,048	$38,814
Non-current portion	21,585	24,169	14,359	13,801	222,223	206,497
	$54,488	$56,457	$14,711	$14,301	$250,271	$245,311